Income taxes (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
(Loss) profit before income taxes	R$ (6,192)	R$ 47	R$ 17,961
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	2,105	(16)	(6,107)
Permanent adjustments to the Income taxes calculation basis
Results from equity-accounted investees	2	12	2
Thin capitalization	(613)	(360)	(7)
Tax benefits	145		137
Reduction of tax loss		(892)
Different jurisdictional taxes rates for companies abroad and tax basis	770	1,030	1,980
Taxes on dividends distribution	(836)	(455)	(265)
Exclusion of inflation adjustement by Selic on undue tax payments from taxable income	38	39	501
Other permanent adjustments	(309)	(226)	(241)
Effect of income taxes on results of operations	1,302	(868)	(3,999)
Current income taxes
Current year	(191)	(1,004)	(3,834)
Total current expenses	(191)	(1,004)	(3,834)
Deferred income taxes
Origination and reversal of temporary differences	6	1,192	(246)
Tax losses	1,487	(1,056)	81
Total deferred income taxes	1,493	136	(165)
Total	R$ 1,302	R$ (868)	R$ (3,999)
Effective rate	21.00%	1846.80%	22.30%